Borrowings - Hedging Transactions on Term Loan (Details) $ in Millions	Oct. 30, 2020 USD ($)
Currency swap contract | Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Interest rate swap term	5 years
Notional amount of derivative	$ 270.0
Currency swap contract | Cash flow hedges | LIBOR
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings, adjustment to interest rate basis	4.25%
Currency swap contract | Cash flow hedges | LIBOR | Minimum
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Borrowings, adjustment to interest rate basis	0.75%
Currency swap contract | Cash flow hedges | Fixed Rate Debt at 5.20%
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Interest rate on borrowings (as a percent)	5.20%
Forward contract | Fair value hedges | Foreign Currency Risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Notional amount of derivative	$ 368.5
Forward exchange contract term	5 years
Borrowings	$ 270.0